Other Assets	12 Months Ended
Nov. 30, 2019
Other Assets [Abstract]
Other Assets	Other Assets

We have a minority interest in Grand Bahama Shipyard Ltd. (“Grand Bahama”), a ship repair and maintenance facility. Grand Bahama provided services to us of $62 million in 2019, $89 million in 2018 and $97 million in 2017. As of November 30, 2019, our investment in Grand Bahama was $54 million, consisting of $15 million in equity and a loan of $39 million. As of November 30, 2018, our investment in Grand Bahama was $64 million, consisting of $24 million in equity and a loan of $40 million.

We have a minority interest in the White Pass & Yukon Route (“White Pass”) that includes port, railroad and retail operations in Skagway, Alaska. White Pass has provided services to us of $22 million in 2019, and $8 million in 2018. As of November 30, 2019, our investment in White Pass was $102 million, consisting of $84 million in equity and a loan of $18 million. As of November 30, 2018, our investment in White Pass was $131 million, consisting of $81 million in equity and a loan of $50 million.

We have a minority interest in CSSC Carnival Cruise Shipping Limited (“CSSC-Carnival”), a China-based cruise company which will operate its own fleet designed to serve the Chinese market. As of November 30, 2019 and 2018, our investment in CSSC-Carnival was $48 million and $49 million. In December 2019, we sold a controlling interest in an entity with full ownership of two EA segment ships to CSSC-Carnival for $251 million. We will continue to operate both EA segment ships under bareboat charter agreements into 2021.

Following a relocation of one of our Executive Officers, we over withheld taxes for the years 2015 to 2017. While the Executive Officer has filed for a refund of the overage from the tax authorities, we cannot be certain as to the timing nor likelihood of a full refund. We have reimbursed the Executive Officer for the amount over withheld by us in the amount of €4 million. In return, we are entitled to any refund received in relation to the over withheld taxes from the tax authorities. We have also paid a portion of the Executive Officer’s professional services fees incurred related to this matter.